Portfolio of investments—October 31, 2022 (unaudited)

	Shares	Value
Common stocks: 99.21%
Communication services: 5.16%
Entertainment: 2.29%
Activision Blizzard Incorporated	101,534	$ 7,391,675
Warner Bros. Discovery Incorporated †	198,752	2,583,776
		9,975,451
Interactive media & services: 2.87%
Alphabet Incorporated Class C †	132,003	12,495,404
Consumer discretionary: 8.76%
Household durables: 3.00%
Lennar Corporation Class A	87,319	7,046,643
PulteGroup Incorporated	150,776	6,029,532
		13,076,175
Internet & direct marketing retail: 1.67%
Amazon.com Incorporated †	71,074	7,280,825
Multiline retail: 1.40%
Target Corporation	37,060	6,087,105
Specialty retail: 2.69%
O'Reilly Automotive Incorporated †	13,961	11,687,730
Consumer staples: 4.64%
Food & staples retailing: 2.46%
Costco Wholesale Corporation	21,323	10,693,485
Food products: 2.18%
Archer Daniels Midland Company	97,748	9,479,601
Energy: 7.88%
Oil, gas & consumable fuels: 7.88%
Chevron Corporation	66,254	11,985,349
ConocoPhillips	90,426	11,401,814
Devon Energy Corporation	140,899	10,898,538
		34,285,701
Financials: 9.77%
Banks: 4.92%
Citigroup Incorporated	126,662	5,808,719
Citizens Financial Group Incorporated	178,699	7,308,789
JPMorgan Chase & Company	65,998	8,307,828
		21,425,336
Capital markets: 4.85%
Evercore Partners Incorporated Class A	62,443	6,562,759
The Goldman Sachs Group Incorporated	24,622	8,482,525
Virtu Financial Incorporated Class A	270,587	6,055,737
		21,101,021
See accompanying notes to portfolio of investments

Allspring Large Cap Core Fund  |  1

Portfolio of investments—October 31, 2022 (unaudited)

	Shares	Value
Health care: 17.64%
Biotechnology: 5.77%
AbbVie Incorporated	51,021	$ 7,469,474
Regeneron Pharmaceuticals Incorporated †	11,422	8,552,223
United Therapeutics Corporation †	39,344	9,069,972
		25,091,669
Health care equipment & supplies: 1.39%
Hologic Incorporated †	89,349	6,057,862
Health care providers & services: 6.73%
CVS Health Corporation	92,650	8,773,955
Elevance Health Incorporated	21,070	11,520,444
UnitedHealth Group Incorporated	16,181	8,982,882
		29,277,281
Pharmaceuticals: 3.75%
Bristol-Myers Squibb Company	96,201	7,452,691
Pfizer Incorporated	190,884	8,885,650
		16,338,341
Industrials: 9.61%
Building products: 1.37%
Masco Corporation	128,949	5,966,470
Commercial services & supplies: 2.01%
Copart Incorporated †	75,896	8,729,558
Construction & engineering: 2.34%
EMCOR Group Incorporated	72,342	10,207,456
Machinery: 1.92%
AGCO Corporation	67,266	8,352,419
Road & rail: 1.97%
J.B. Hunt Transport Services Incorporated	50,004	8,554,184
Information technology: 26.46%
Electronic equipment, instruments & components: 0.96%
Zebra Technologies Corporation Class A †	14,722	4,169,565
IT services: 3.99%
Accenture plc Class A	29,700	8,431,830
MasterCard Incorporated Class A	27,277	8,951,766
		17,383,596
Semiconductors & semiconductor equipment: 5.72%
Applied Materials Incorporated	65,998	5,826,963
Broadcom Incorporated	15,737	7,398,278
Qorvo Incorporated †	51,021	4,391,888
Qualcomm Incorporated	61,935	7,287,272
		24,904,401
Software: 9.71%
Adobe Incorporated †	15,230	4,850,755
See accompanying notes to portfolio of investments

2  |  Allspring Large Cap Core Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Shares	Value
Software (continued)
Fortinet Incorporated †	177,980	$ 10,173,337
Microsoft Corporation	84,526	19,621,020
Oracle Corporation	97,218	7,589,809
		42,234,921
Technology hardware, storage & peripherals: 6.08%
Apple Incorporated	172,606	26,467,404
Materials: 5.40%
Chemicals: 2.02%
CF Industries Holdings Incorporated	82,922	8,811,292
Metals & mining: 3.38%
Nucor Corporation	55,705	7,318,523
Reliance Steel & Aluminum Company	36,596	7,373,362
		14,691,885
Real estate: 3.89%
Equity REITs: 3.89%
Simon Property Group Incorporated	83,258	9,073,457
Weyerhaeuser Company	253,073	7,827,548
		16,901,005
Total Common stocks (Cost $324,804,316)		431,727,143

		Yield
Short-term investments: 1.03%
Investment companies: 1.03%
Allspring Government Money Market Fund Select Class ♠∞		2.94%	4,505,161	4,505,161
Total Short-term investments (Cost $4,505,161)				4,505,161
Total investments in securities (Cost $329,309,477)	100.24%			436,232,304
Other assets and liabilities, net	(0.24)			(1,050,996)
Total net assets	100.00%			$435,181,308

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

Allspring Large Cap Core Fund  |  3

Portfolio of investments—October 31, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,015,223	$16,325,562	$(15,835,624)	$0	$0	$4,505,161	4,505,161	$20,106
See accompanying notes to portfolio of investments

4  |  Allspring Large Cap Core Fund

Notes to portfolio of investments—October 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Large Cap Core Fund  |  5

Notes to portfolio of investments—October 31, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$22,470,855	$0	$0	$22,470,855
Consumer discretionary	38,131,835	0	0	38,131,835
Consumer staples	20,173,086	0	0	20,173,086
Energy	34,285,701	0	0	34,285,701
Financials	42,526,357	0	0	42,526,357
Health care	76,765,153	0	0	76,765,153
Industrials	41,810,087	0	0	41,810,087
Information technology	115,159,887	0	0	115,159,887
Materials	23,503,177	0	0	23,503,177
Real estate	16,901,005	0	0	16,901,005
Short-term investments
Investment companies	4,505,161	0	0	4,505,161
Total assets	$436,232,304	$0	$0	$436,232,304
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended October 31, 2022, the Fund did not have any transfers into/out of Level 3.

6  |  Allspring Large Cap Core Fund